Basis of presentation and significant accounting policies (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USDperbarrel	Jun. 30, 2011 USDperbarrel	Dec. 31, 2011 USDperbarrel	Dec. 31, 2010 USDperbarrel	Dec. 31, 2009 USDperbarrel
Property and equipment
Proved oil and natural gas properties	$ 2,551,524		$ 2,083,015	$ 1,379,885	$ 881,106
Less accumulated depletion and impairment	993,312		884,533
Proved oil and natural gas properties, net	1,558,212		1,198,482
Unproved properties not being amortized	127,971		117,195	96,515	92,847
Property and equipment, gross	2,765,002		2,275,294	1,530,540
Less accumulated depreciation and amortization			896,785
Property and equipment, net	1,756,405		1,378,509	809,893
Depletion expense per BOE	20.20	18.44	19.82	18.00	15.54
Pipeline and gas gathering assets
Property and equipment
Property and equipment, gross	63,667		58,136	43,271
Less accumulated depreciation and amortization	7,900		6,394	3,928
Property and equipment, net	55,767		51,742	39,343
Other fixed assets
Property and equipment
Property and equipment, gross	21,840		16,948	10,869
Less accumulated depreciation and amortization	7,385		5,858	3,601
Property and equipment, net	$ 14,455		$ 11,090	$ 7,268